DEBT (Details Narrative) - USD ($) $ in Millions		12 Months Ended
	Nov. 04, 2021	Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Deferred debt issuance costs		$ 3.7	$ 5.3
Line of credit interest rate		7.67%	8.23%
SAUDI ARABIA
Short-Term Debt [Line Items]
Line of credit interest rate		8.18%	8.58%
Minimum [Member]
Short-Term Debt [Line Items]
Line of credit interest rate	2.60%
Maximum [Member]
Short-Term Debt [Line Items]
Line of credit interest rate	3.00%
Revolving Credit Facility [Member]
Short-Term Debt [Line Items]
Line of credit	$ 80.0
Line of credit, maturity date	Nov. 04, 2025
Working capital facility		$ 305.0	$ 325.0
Line of credit description		The commitment fee is computed at the rate of 25% of the margin on the facility lender’s available commitment for the relevant quarter. Under the terms of the RCF, the final settlement is due by November 4, 2025. The Company is permitted to make any prepayment under this RCF in multiples of $5.0 million during this 4-year period up to November 4, 2025.
Withdrawn term loan		$ 0.0	10.0
Working capital borrowing capacity		$ 80.0	70.0
Commitment fee rate		0.3125%
Margin commitment fee rate		25.00%
Revolving Credit Facility [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate		1.25%
Revolving Credit Facility [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate		1.50%
Revolving Credit Facility [Member] | Lenders [Member]
Short-Term Debt [Line Items]
Working capital facility	$ 350.0
Term Loan [Member]
Short-Term Debt [Line Items]
Withdrawn term loan		$ 322.5	387.0
Secured Facilities Agreement [Member]
Short-Term Debt [Line Items]
Line of credit facility, maximum borrowing capacity	860.0
Term loan	$ 430.0
Debt Instrument, maturity date	Nov. 04, 2027
Working capital borrowing capacity		78.4	146.4
Utilized working capital		$ 226.6	178.6
Debt covenants description		The 2021 Secured Facilities Agreement includes covenants that specify maximum leverage (Net Debt / EBITDA) up to 3.50, minimum debt service coverage ratio (Cash Flow / Debt Service) of at least 1.25, and interest coverage (EBITDA / Interest) of at least 4.00
Secured Facilities Agreement [Member] | HSBC Bank Middle East Limited [Member]
Short-Term Debt [Line Items]
Working capital facility		$ 13.3	13.4
Working capital borrowing capacity		8.6	6.7
Utilized working capital		$ 5.0	$ 6.7